Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Bio Vision Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Identifiable Assets Acquired
The provisional fair value of identifiable net assets acquired was as follows:

£m
Non-current assets
Intangible assets	80.6
Property, plant and equipment	0.8
Right-of-use assets	1.9
Deferred tax asset	0.3
Current assets
Inventory	8.1
Trade and other receivables	3.3
Cash and cash equivalents	10.0
Current liabilities
Trade and other payables	(2.3)
Lease liabilities	(1.7)
Non-current liabilities
Deferred tax liabilities	(23.6)
Lease liabilities	(0.6)

Total identifiable assets acquired	76.8
Goodwill	177.0

Total consideration	253.8

£m
Consideration
Total consideration	253.8
Adjustment for settlement of pre-existing relationship	1.4
Adjustment for working capital claim	1.1
Consideration paid in cash	256.3

£m
Net cash outflow on acquisition
Consideration paid in cash	256.3

Adjustment for settlement of pre-existing relationship	(1.4)
Acquired cash and cash equivalents	(10.0)

Net cash outflow on acquisition	244.9

Expedeon Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Identifiable Assets Acquired
The fair value of identifiable assets acquired was as follows:

£m
Non-current assets
Intangible assets	47.7
Other non-current assets	0.8
Net current assets	5.9
Non-current liabilities
Deferred tax on intangibles	(11.9)

Total identifiable assets acquired	42.5
Goodwill	61.7

Total consideration	104.2

Summary of Detailed Information about Cash Out Flow on Acquisition

£m
Net cash outflow on acquisition
Consideration paid in cash	104.2
Acquired cash and cash equivalents	(2.3)

101.9

Gene Editing And Oncology Business Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Identifiable Assets Acquired
The fair value of identifiable assets acquired was as follows:

	Provisional fair value £m	Adjustment* £m	Final fair value £m
Non-current assets
Intangible assets	3.3	(2.2)	1.1
Current assets	0.2	—	0.2

Total identifiable assets acquired	3.5	(2.2)	1.3
Goodwill	3.6	2.2	5.8

Total consideration	7.1	—	7.1

Summary of Detailed Information about Cash Out Flow on Acquisition

£m
Cash outflow on acquisition
Consideration paid in cash	7.1

Marker Gene Technologies Inc Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Identifiable Assets Acquired
The fair value of identifiable assets acquired was as follows:

£m
Non-current assets
Intangible assets	0.4
Net current assets	0.6
Non-current liabilities
Deferred tax on intangibles	(0.1)

Total identifiable assets acquired	0.9
Goodwill	0.8
Total consideration	1.7

Summary of Detailed Information about Cash Out Flow on Acquisition

£m
Net cash outflow on acquisition
Consideration paid in cash	0.9
Acquired cash and cash equivalents	(0.3)

0.6

Calico Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Identifiable Assets Acquired
The fair value of identifiable assets acquired was as follows:

£m
Non-current assets
Intangible assets	0.6
Net current assets	0.2

Total identifiable assets acquired	0.8
Goodwill	2.8

Total consideration	3.6